EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information included in a supplement to the Class A, Class B, and Class C Prospectus and to the Class I and Class R Prospectus, each dated February 29, 2016, for each series of Calamos Investment Trust, filed with the Securities and Exchange Commission on March 1, 2016 (Accession No. 0001193125-16-488260) pursuant to Rule 497(c) under the Securities Act of 1933, as amended.